AMBRUS CORE BOND FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Par Value	Value
CORPORATE BONDS — 45.5%
Communications — 2.4%
AT&T, Inc., 7.125%, 12/15/31	$ 500,000	$ 546,273
Verizon Communications, Inc., 0.85%, 11/20/25	200,000	178,864
		725,137
Consumer Discretionary — 2.8%
eBay, Inc., 1.40%, 5/10/26	200,000	177,806
General Motors Financial Co., Inc., 1.25%, 1/8/26	300,000	264,778
Mohawk Industries, Inc., 3.625%, 5/15/30	450,000	389,816
		832,400
Consumer Staple Products — 3.8%
Altria Group, Inc., 4.80%, 2/14/29	500,000	481,127
Kroger Co. (The), 7.70%, 6/1/29	594,000	657,228
		1,138,355
Energy — 3.1%
Continental Resources, Inc., 3.80%, 6/1/24	400,000	389,816
Tosco Corp., 7.80%, 1/1/27	500,000	547,117
		936,933
Financials — 17.3%
Air Lease Corp., 3.25%, 3/1/25	250,000	237,273
American Tower Corp., REIT, 2.95%, 1/15/25	200,000	191,049
Bank of America Corp., 4.45%, 3/3/26	400,000	392,746
Bank of New York Mellon (The), 5.224%, 11/21/25	500,000	501,731
BlackRock, Inc., 2.10%, 2/25/32	200,000	162,052
Discover Financial Services, 6.70%, 11/29/32	500,000	511,495
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300,000	293,508
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	300,000	263,056
Jefferies Financial Group, Inc., 4.85%, 1/15/27	300,000	297,050
JPMorgan Chase & Co., 5.546%, 12/15/25	750,000	749,734
Kilroy Realty LP, REIT, 2.50%, 11/15/32	100,000	71,519
Morgan Stanley, 4.35%, 9/8/26	300,000	291,941
Synchrony Bank, 5.40%, 8/22/25	250,000	246,816
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Wells Fargo & Co., 3.584%, 5/22/28	$300,000	$ 279,425
Weyerhaeuser Co., REIT, 7.375%, 3/15/32	250,000	278,052
Zions Bancorp, 3.25%, 10/29/29	500,000	410,720
		5,178,167
Health Care — 2.2%
Illumina, Inc., 5.80%, 12/12/25	500,000	504,395
Johnson & Johnson, 1.30%, 9/1/30	200,000	162,145
		666,540
Industrials — 2.2%
Boeing Co. (The), 1.433%, 2/4/24	250,000	238,944
L3Harris Technologies, Inc., 2.90%, 12/15/29	500,000	429,032
		667,976
Materials — 2.2%
DuPont de Nemours, Inc., 4.493%, 11/15/25	200,000	197,067
Huntsman International, LLC, 4.50%, 5/1/29	500,000	451,560
		648,627
Technology — 5.2%
Apple, Inc., 3.35%, 8/8/32	150,000	137,341
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	500,000	425,690
Global Payments, Inc., 4.95%, 8/15/27	300,000	292,025
Intel Corp., 4.00%, 8/5/29	200,000	191,025
International Business Machines Corp., 3.625%, 2/12/24	500,000	492,900
		1,538,981
Utilities — 4.3%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	500,000	494,734
Southwest Gas Corp., 5.80%, 12/1/27	400,000	406,431
Southwest Gas Corp., 2.20%, 6/15/30	500,000	393,371
		1,294,536
TOTAL CORPORATE BONDS (Cost $13,555,523)		13,627,652

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
	Par Value	Value
U.S. TREASURY OBLIGATIONS — 39.1%
United States Treasury Bills,
4.664%, 6/22/23(a)	$1,000,000	$ 978,627
4.699%, 11/30/23(a)	2,000,000	1,917,710
United States Treasury Bond, 3.375%, 8/15/42	500,000	450,078
United States Treasury Notes,
3.125%, 8/31/24	2,000,000	1,959,375
3.00%, 8/15/25	1,250,000	1,214,697
1.50%, 8/15/26	750,000	684,609
3.125%, 8/31/27	1,250,000	1,204,297
2.875%, 8/15/28	1,000,000	943,750
2.875%, 8/31/29	750,000	713,804
0.625%, 8/15/30	750,000	592,236
1.25%, 8/15/31	750,000	610,401
2.75%, 8/15/32	500,000	457,031
U.S. TREASURY OBLIGATIONS (Cost $11,757,873)		11,726,615
PREFERREDS — 10.0%
Consumer Discretionary — 1.4%
General Motors Financial Co., Inc., 5.75%, 9/30/27	500,000	422,198
Financials — 8.6%
Bank of America Corp., 6.25%, 9/5/24	700,000	674,003
Charles Schwab Corp. (The), 4.00%, 6/1/26	450,000	390,937
Citigroup, Inc., 5.90%, 2/15/23	200,000	198,416
Citigroup, Inc., 6.25%, 8/15/26	800,000	778,000
Northern Trust Corp., 4.60%, 10/1/26	300,000	264,038
SVB Financial Group, 4.00%, 5/15/26	400,000	264,508
		2,569,902
TOTAL PREFERREDS (Cost $3,005,472)		2,992,100
	Principal Amount	Value
MUNICIPAL BONDS — 0.9%
Maryland — 0.9%
Maryland Community Development Administration Revenue, Social Bonds, Series C, 4.177%, 3/1/29, (GNMA/FNMA/FHLMC COLL Insured)	$300,000	$283,414
TOTAL MUNICIPAL BONDS (Cost $285,756)		283,414
	Number of Shares
SHORT-TERM INVESTMENT — 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.190%(b)	715,303	715,303

TOTAL SHORT-TERM INVESTMENT (Cost $715,303)		715,303

TOTAL INVESTMENTS - 97.9% (Cost $29,319,927)		29,345,084
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		635,848
NET ASSETS - 100.0%		$29,980,932

(a)	Rate represents annualized yield at date of purchase.
(b)	Rate disclosed is the 7-day yield at December 31, 2022.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 72.7%
California — 57.3%
91 Express Lanes Toll Road Revenue, OID, Senior Series, Refunding, Callable 08/15/23 at 100, 4.500%, 12/15/30	$ 30,000	$ 30,317
Anaheim Housing & Public Improvements Authority Revenue, Series A, Refunding, 5.000%, 10/1/26	100,000	108,782
Anaheim Housing & Public Improvements Authority Revenue, Series B, Callable 10/01/27 at 100, 5.000%, 10/1/30	15,000	16,604
Anaheim Public Financing Authority Revenue, Series A, Refunding, 5.000%, 5/1/24	15,000	15,449
Anaheim Union High School District GO, Refunding, Callable 08/01/24 at 100, 5.000%, 8/1/25	300,000	310,178
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 01/30/23 at 100, 3.000%, 10/1/27	25,000	25,003
Buena Park School District GO, Callable 08/01/27 at 100, 5.000%, 8/1/30	15,000	16,450
California Educational Facilities Authority Revenue, Series A, Callable 10/1/28 at 100, 5.000%, 10/1/48	70,000	72,709
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.000%, 11/1/29	15,000	16,442
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.000%, 11/1/34	215,000	233,787
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Callable 02/01/27 at 100, 5.000%, 2/1/29	$ 40,000	$ 43,004
California Health Facilities Financing Authority Revenue, Callable 11/15/24 at 100, 5.000%, 11/15/35	365,000	372,170
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.000%, 4/1/27, (CA MTG Insured)	5,000	5,356
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.000%, 11/15/35	250,000	264,511
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.000%, 11/15/38	250,000	259,941
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.000%, 11/15/48	25,000	25,548
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/24 at 100, 5.000%, 8/15/27	20,000	20,625
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.000%, 8/15/34	365,000	390,153
California Health Facilities Financing Authority Revenue, Series A, Callable 10/01/24 at 100, 4.000%, 10/1/28	100,000	101,417

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.000%, 11/15/28	$ 15,000	$ 16,422
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.000%, 11/15/35	240,000	253,931
California Health Facilities Financing Authority Revenue, Series A, Refunding, 4.000%, 10/1/26	65,000	67,528
California Health Facilities Financing Authority Revenue, Series A, Refunding, 5.000%, 11/15/26	10,000	10,905
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 08/15/26 at 100, 5.000%, 8/15/28	25,000	26,864
California Infrastructure & Economic Development Bank Revenue, Green Bond, 5.000%, 8/1/26	805,000	867,860
California Infrastructure & Economic Development Bank Revenue, Refunding, 5.000%, 5/1/23	30,000	30,190
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.000%, 5/1/28	20,000	21,544
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.000%, 5/15/36, (BAM-TCRS Insured)	500,000	529,470
California State Public Works Board Revenue, 5.000%, 4/1/27	20,000	21,993
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California State Public Works Board Revenue, Callable 09/01/27 at 100, 5.000%, 9/1/28	$ 10,000	$ 11,086
California State Public Works Board Revenue, Series A, Callable 09/01/24 at 100, 5.000%, 9/1/25	10,000	10,384
California State Public Works Board Revenue, Series C, Callable 11/01/29 at 100, 5.000%, 11/1/34	200,000	226,116
California State Public Works Board Revenue, Series C, Refunding, 5.000%, 11/1/26	25,000	27,261
California State Public Works Board Revenue, Series D, Callable 11/01/30 at 100, 2.000%, 11/1/35	150,000	118,390
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.000%, 8/1/29	300,000	317,310
California Statewide Communities Development Authority Revenue, Refunding, 5.000%, 3/1/28	100,000	107,590
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.000%, 3/1/33	160,000	169,786
California Statewide Communities Development Authority Revenue, Series A, 5.000%, 4/1/28	20,000	21,540
Capistrano Unified School District Community Facilities District No 90-2, Series 2, Refunding, Callable 9/1/23 at 100, 5.000%, 9/1/32, (AGM Insured)	1,000,000	1,011,427

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Chino Basin Regional Financing Authority Revenue, Series B, Callable 08/01/25 at 100, 4.000%, 11/1/25	$100,000	$ 103,534
City & County of San Francisco, 5.000%, 4/1/27	5,000	5,503
City & County of San Francisco, Refunding, 5.000%, 4/1/27	15,000	16,508
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/27	145,000	157,118
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/28	100,000	109,707
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/29	100,000	110,895
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/30	150,000	168,123
Coachella Valley Unified School District, OID, Refunding, Callable 09/01/24 at 100, 3.500%, 9/1/28, (BAM Insured)	50,000	50,518
Coachella Valley Unified School District GO, OID, Refunding, Callable 08/01/24 at 100, 4.000%, 8/1/27, (BAM Insured)	5,000	5,102
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.000%, 6/1/32, (BAM Insured)	105,000	109,866
Cypress School District GO, Refunding, 5.000%, 8/1/25	20,000	21,177
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 0.750%, 12/1/24	300,000	286,087
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.250%, 6/1/27	$ 40,000	$ 36,201
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	47,008
East Side Union High School District GO, Series B, Refunding, 5.250%, 2/1/26, (NATL Insured)	125,000	132,208
Fairfield, Series A, OID, 0.000%, 4/1/24, (AGC Insured)(a)	55,000	52,824
Fillmore Water Revenue, Refunding, 4.000%, 5/1/30, (AGM Insured)	20,000	21,495
Fontana Redevelopment Agency Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 5.000%, 10/1/33	150,000	164,083
Golden State Tobacco Securitization Corp. Revenue, Series 1, Refunding, 5.000%, 6/1/25	100,000	106,065
Hawthorne, Series 1, Refunding, Callable 09/01/27 at 103, 4.000%, 9/1/29, (BAM Insured)	15,000	16,018
Indian Wells Redevelopment Agency Successor Agency, Series A, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/28, (NATL Insured)	20,000	21,530
Indio Finance Authority Revenue, Series A, Refunding, Callable 11/01/26 at 100, 5.000%, 11/1/28	10,000	10,727
Jurupa Public Financing Authority, Series A, Refunding, 4.000%, 9/1/25, (AGM Insured)	20,000	20,571

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Kern High School District GO, Series E, OID, 2.000%, 8/1/27	$100,000	$ 95,812
Kings Canyon Unified School District GO, OID, 0.000%, 8/1/23, (NATL Insured)(a)	30,000	29,466
Lake Elsinore Facilities Financing Authority Successor Agency, Series A, Refunding, 4.000%, 9/1/30	60,000	64,141
Lodi Public Financing Authority Revenue, Series A, Refunding, 5.000%, 10/1/26	85,000	91,927
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, Callable 7/1/28 at 100, 5.000%, 7/1/44	750,000	803,929
Los Angeles County Public Works Financing Authority Revenue, Series D, Callable 12/01/25 at 100, 5.000%, 12/1/32	125,000	133,587
Los Angeles County Public Works Financing Authority Revenue, Series E-1, Callable 12/1/29 at 100, 5.000%, 12/1/49	100,000	107,563
Los Angeles County Schools Regionalized Business Services Corp., Series A3, OID, Refunding, Callable 1/30/23 at 100, 3.750%, 9/1/26, (AGM Insured)	15,000	15,011
Los Angeles Department of Airports Revenue, Series A, Refunding, Callable 11/15/29 at 100, 5.000%, 5/15/37	180,000	198,867
Los Angeles Department of Water & Power Revenue, Callable 06/01/26 at 100, 5.000%, 7/1/26	5,000	5,417
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Water & Power Revenue, Callable 7/1/31 at 100, 5.000%, 7/1/51	$ 85,000	$ 91,275
Los Angeles Department of Water & Power Revenue, Series A, Callable 1/1/29 at 100, 5.000%, 7/1/45	500,000	534,386
Los Angeles Department of Water & Power Revenue, Series D, Refunding, Callable 07/01/28 at 100, 5.000%, 7/1/34	200,000	223,448
Los Angeles Department of Water & Power Revenue, Series D, Refunding, Callable 7/1/29 at 100, 5.000%, 7/1/44	610,000	656,215
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 1/1/27 at 100, 5.000%, 7/1/44	250,000	262,550
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.000%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,204
Los Angeles Solid Waste Resources Revenue, Series A, OID, Callable 02/01/23 at 100, 2.250%, 2/1/25	250,000	244,958
Los Angeles Unified School District GO, Series A, Refunding, 3.000%, 7/1/27	65,000	65,474
Los Angeles Unified School District GO, Series B1, Callable 01/01/28 at 100, 5.000%, 7/1/28	145,000	161,737
Martinez Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.000%, 8/1/28	20,000	20,864

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Menlo Park Community Development Agency Successor Agency, Refunding, Callable 10/01/25 at 100, 5.000%, 10/1/28, (AGM Insured)	$ 25,000	$ 26,628
Metropolitan Water District of Southern California Revenue, Series A, Refunding, 2.500%, 7/1/26	185,000	184,428
Metropolitan Water District of Southern California Revenue, Series B, Refunding, 3.000%, 7/1/27	400,000	408,972
Modesto Irrigation District Revenue, Refunding, Callable 10/01/26 at 100, 5.000%, 10/1/29	35,000	37,830
Montebello Public Financing Authority Revenue, Series B, OID, 6.200%, 11/1/32	1,000,000	993,294
Mount Diablo Unified School District GO, Series C, Refunding, Callable 08/01/23 at 100, 4.000%, 8/1/30	30,000	30,221
Mountain House Public Financing Authority Revenue, 4.000%, 10/1/23	25,000	25,195
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 3/1/27 at 100, 5.000%, 3/1/42	165,000	171,249
Northern California Power Agency Revenue, Series A, Refunding, 5.000%, 8/1/24	20,000	20,594
Oxnard Union High School District GO, Series A, Callable 08/01/26 at 100, 5.000%, 8/1/28	10,000	10,830
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Pajaro Valley Unified School District GO, Series C, Callable 02/01/26 at 100, 5.000%, 8/1/27	$ 10,000	$ 10,714
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.000%, 8/1/33	200,000	203,867
Pasadena Unified School District GO, Series B, 2.000%, 8/1/25	100,000	97,503
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.000%, 9/1/26, (AGM Insured)	100,000	106,505
Pittsburg Unified School District, Refunding, 5.000%, 6/1/25, (AGM Insured)	15,000	15,776
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.000%, 8/1/29	300,000	324,310
Regents of the University of California Medical Center Pooled Revenue, Series J, OID, Callable 5/15/23 at 100, 5.000%, 5/15/48	405,000	405,382
Richmond Wastewater Revenue, OID, ETM, 0.000%, 8/1/28, (FGIC Insured)(a)	100,000	85,150
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.000%, 10/1/31, (BAM Insured)	500,000	535,874
Riverside Public Financing Authority Revenue, Series A, OID, Refunding, Callable 5/1/23 at 100, 3.500%, 11/1/25	60,000	60,154
Sacramento Airport System Revenue County, Series E, Refunding, 5.000%, 7/1/27	10,000	10,989

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.000%, 10/1/36	$505,000	$ 538,000
Sacramento County Sanitation Districts Financing Authority Revenue, Series A, Refunding, Callable 06/01/24 at 100, 5.000%, 12/1/31	175,000	180,866
Sacramento Municipal Utility District Revenue, Series G, Callable 08/15/29 at 100, 5.000%, 8/15/39	175,000	192,366
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 6/1/28 at 100, 5.000%, 6/1/48	800,000	831,734
San Benito County, Callable 10/01/29 at 100, 5.000%, 10/1/30	15,000	16,947
San Bernardino County, Series A, Refunding, 5.000%, 10/1/27	20,000	22,164
San Diego County Regional Airport Authority Revenue, Series A, Callable 7/1/31 at 100, 5.000%, 7/1/46	150,000	159,822
San Diego Public Facilities Financing Authority Revenue, Series A, Callable 8/1/28 at 100, 5.000%, 8/1/43	755,000	813,951
San Dieguito School Facilities Financing Authority, Refunding, Callable 03/01/28 at 100, 5.000%, 3/1/37	635,000	687,001
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Refunding, Callable 07/01/25 at 100, 5.000%, 7/1/26	5,000	5,306
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series D, Refunding, Callable 05/01/23 at 100, 3.250%, 5/1/26	$ 20,000	$ 20,035
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series D, Refunding, Callable 05/01/23 at 100, 3.375%, 5/1/27	10,000	10,021
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series D, Refunding, Callable 05/01/23 at 100, 3.500%, 5/1/28	30,000	30,075
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 05/01/25 at 100, 5.000%, 11/1/35	115,000	120,705
San Francisco Public Utilities Commission Water Revenue, Refunding, Callable 11/01/26 at 100, 5.000%, 11/1/33	140,000	151,455
San Luis Obispo Water Revenue, Refunding, Callable 06/01/28 at 100, 5.000%, 6/1/29	130,000	145,232
San Marcos Public Facilities Authority, Refunding, 5.000%, 9/1/28, (BAM Insured)	120,000	133,292
San Marcos Public Facilities Authority, Series A, Refunding, Callable 09/01/24 at 100, 5.000%, 9/1/32, (AGM Insured)	150,000	154,743
San Marcos Unified School District GO, Refunding, Callable 08/01/27 at 100, 4.000%, 8/1/33	500,000	518,086
San Mateo Foster City Public Financing Authority Revenue, 5.000%, 8/1/26	255,000	276,908

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Ysidro School District, Refunding, 5.000%, 9/1/25, (BAM Insured)	$100,000	$ 105,294
Santa Ana Unified School District GO, Refunding, 5.000%, 8/1/25	100,000	106,091
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.000%, 10/1/27	20,000	19,124
Santa Monica Water Revenue, 2.500%, 8/1/28	100,000	99,460
Santaluz Community Facilities District No 2, Refunding, 4.000%, 9/1/27	535,000	557,200
Semitropic Improvement District of the Semitropic Water Storage District Revenue, Series A, Refunding, Callable 12/01/27 at 100, 5.000%, 12/1/28, (AGM Insured)	15,000	16,608
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 04/01/23 at 100, 3.000%, 4/1/26, (AGM Insured)	10,000	10,007
State of California GO, 5.000%, 9/1/25	5,000	5,320
State of California GO, 5.000%, 10/1/29	125,000	143,672
State of California GO, Callable 06/01/26 at 100, 5.000%, 12/1/34	345,000	367,902
State of California GO, Callable 09/01/26 at 100, 5.000%, 9/1/45	220,000	230,387
State of California GO, Refunding, 5.000%, 8/1/24	250,000	258,873
State of California GO, Refunding, 5.000%, 9/1/26	15,000	16,301
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
State of California GO, Refunding, Callable 04/01/24 at 100, 5.000%, 4/1/38	$1,105,000	$ 1,126,836
State of California GO, Refunding, Callable 04/01/29 at 100, 5.000%, 4/1/31	280,000	318,316
State of California GO, Refunding, Callable 08/01/24 at 100, 5.000%, 8/1/31	380,000	392,595
State of California GO, Refunding, Callable 08/01/25 at 100, 5.000%, 8/1/27	10,000	10,607
State of California GO, Refunding, Callable 09/01/26 at 100, 4.000%, 9/1/28	25,000	26,173
State of California GO, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/37	340,000	360,939
Stockton Unified School District GO, Series D, OID, 0.000%, 8/1/27, (AGM Insured)(a)	350,000	304,739
Sutter Butte Flood Agency, Callable 10/01/25 at 100, 5.000%, 10/1/26, (BAM Insured)	20,000	21,254
Tamalpais Community Services District Wastewater Revenue, 4.000%, 1/1/28	15,000	15,873
Tobacco Securitization Authority of Northern California Revenue, Series A, Senior Series, Refunding, 5.000%, 6/1/25	65,000	67,182
Tobacco Securitization Authority of Southern California Revenue, Refunding, Callable 12/01/29 at 100, 5.000%, 6/1/31	55,000	58,201

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Travis Unified School District, Refunding, Callable 09/01/25 at 100, 5.000%, 9/1/29, (AGM Insured)	$ 20,000	$ 21,187
University of California Revenue, Series AV, Callable 05/15/27 at 100, 5.000%, 5/15/35	200,000	217,015
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.000%, 7/1/30	20,000	21,429
Walnut Valley Unified School District GO, Refunding, 5.000%, 8/1/25	70,000	74,300
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.000%, 8/1/29	10,000	10,281
West Sacramento Area Flood Control Agency, Callable 09/01/25 at 100, 5.000%, 9/1/27, (AGM Insured)	10,000	10,644
Western Placer Unified School District, Refunding, 5.000%, 8/1/24, (AGM Insured)	25,000	25,790
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/29, (BAM Insured)	20,000	21,583
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/30, (BAM Insured)	25,000	26,910
		25,623,009
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Illinois — 1.8%
Illinois Finance Authority Revenue, Series A, Callable 8/15/32 at 100, 5.000%, 8/15/52	$400,000	$ 410,914
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.000%, 2/1/32	380,000	384,247
		795,161
Iowa — 0.3%
Iowa Finance Authority Revenue, Series C, Callable 02/15/24 at 100, 5.000%, 2/15/32	150,000	152,097
Michigan — 2.3%
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/01/24 at 100, 5.000%, 7/1/33	1,000,000	1,023,431
Minnesota — 0.2%
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.000%, 11/15/26	100,000	104,758
New Jersey — 1.2%
New Brunswick Parking Authority Revenue, Series B, Refunding, 5.000%, 9/1/24, (BAM MUN GOVT GTD Insured)	500,000	516,959
New York — 4.1%
Cuba-Rushford Central School District GO, 3.000%, 6/23/23, (ST AID WITHHLDG Insured)	475,000	474,457
Metropolitan Transportation Authority Revenue, Series D, Refunding, Callable 05/15/28 at 100, 5.000%, 11/15/32	635,000	654,926

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Housing Development Corp. Revenue, Series 1, 3.450%, 11/1/28, (REMIC FHA 542c Insured)	$345,000	$ 343,991
New York City Housing Development Corp. Revenue, Series 2A, Callable 5/1/25 at 100, 3.400%, 11/1/62, (REMIC FHA 542c Insured)(b)	350,000	349,921
		1,823,295
Pennsylvania — 3.6%
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/1/32 at 100, 5.000%, 12/31/57, (AGM Insured)	375,000	373,768
Pennsylvania Higher Educational Facilities Authority Revenue, Refunding, 5.000%, 5/1/25	500,000	522,405
Pennsylvania Turnpike Commission Revenue, Series B, Refunding, Callable 06/01/26 at 100, 5.000%, 6/1/36	660,000	687,017
		1,583,190
South Carolina — 0.2%
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.000%, 12/1/28	100,000	103,771
Washington — 1.7%
King County Sewer Revenue, Callable 7/1/24 at 100, 5.000%, 1/1/47, (AGM Insured)	750,000	761,341
TOTAL MUNICIPAL BONDS (Cost $32,300,036)		32,487,012
	Par Value	Value
PREFERREDS — 9.9%
Consumer Discretionary — 1.7%
General Motors Financial Co., Inc., 5.75%, 9/30/27	$ 875,000	$ 738,847
Financials — 8.2%
Bank of America Corp., 6.25%, 9/5/24	1,000,000	962,861
Charles Schwab Corp. (The), 4.00%, 6/1/26	850,000	738,437
Citigroup, Inc., 5.90%, 2/15/23	200,000	198,416
Citigroup, Inc., 6.25%, 8/15/26	900,000	875,250
Northern Trust Corp., 4.60%, 10/1/26	550,000	484,069
SVB Financial Group, 4.00%, 5/15/26	650,000	429,826
		3,688,859
TOTAL PREFERREDS (Cost $4,456,866)		4,427,706
CORPORATE BONDS — 9.7%
Energy — 0.9%
Continental Resources, Inc., 3.80%, 6/1/24	400,000	389,816
Financials — 4.0%
Air Lease Corp., 3.25%, 3/1/25	350,000	332,183
Bank of America Corp., 0.523%, 6/14/24	200,000	195,302
Goldman Sachs Group, Inc. (The), 0.657%, 9/10/24	200,000	192,652
Jefferies Financial Group, Inc., 4.85%, 1/15/27	250,000	247,541
JPMorgan Chase & Co., 0.653%, 9/16/24	200,000	192,961
JPMorgan Chase & Co., 5.546%, 12/15/25	250,000	249,911
Morgan Stanley, 0.791%, 1/22/25	200,000	189,203
Zions Bancorp, 3.25%, 10/29/29	250,000	205,360
		1,805,113
Health Care — 1.4%
Illumina, Inc., 5.80%, 12/12/25	600,000	605,274
Materials — 1.0%
Huntsman International, LLC, 4.50%, 5/1/29	500,000	451,560
Technology — 0.4%
Global Payments, Inc., 4.95%, 8/15/27	200,000	194,684

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Utilities — 2.0%
Southwest Gas Corp., 5.80%, 12/1/27	$700,000	$ 711,255
Southwest Gas Corp., 2.20%, 6/15/30	250,000	196,685
		907,940
TOTAL CORPORATE BONDS (Cost $4,308,165)		4,354,387
U.S. TREASURY OBLIGATIONS — 3.9%
United States Treasury Bill, 4.699%, 11/30/23(c)	1,000,000	958,855
United States Treasury Notes,
4.25%, 10/15/25	150,000	150,023
4.125%, 10/31/27	300,000	301,617
3.875%, 9/30/29	150,000	149,309
2.75%, 8/15/32	200,000	182,812
U.S. TREASURY OBLIGATIONS (Cost $1,736,708)		1,742,616
	Number of Shares
SHORT-TERM INVESTMENT — 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.190%(d)	810,969	810,969

TOTAL SHORT-TERM INVESTMENT (Cost $810,969)		810,969

TOTAL INVESTMENTS - 98.0% (Cost $43,612,744)		43,822,690
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		897,277
NET ASSETS - 100.0%		$44,719,967

(a)	Zero coupon bond.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2022.
(c)	Rate represents annualized yield at date of purchase.
(d)	Rate disclosed is the 7-day yield at December 31, 2022.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM MUN GOVT GTD	Build America Mutual Municipal Government Guaranteed
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corp
OID	Original Issue Discount
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
ST AID WITHHLDG	State Aid Withholding

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 67.7%
Alabama — 2.7%
Florence Water & Sewer Revenue, Refunding, 2.000%, 8/15/23, (BAM Insured)	$ 100,000	$ 99,351
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.000%, 9/15/34	850,000	905,009
UAB Medicine Finance Authority Revenue, Series B2, Refunding, Callable 03/01/27 at 100, 5.000%, 9/1/34	500,000	531,578
		1,535,938
Alaska — 0.0%
Alaska Municipal Bond Bank Authority Revenue, Series 1, OID, Callable 01/30/23 at 100, 2.375%, 12/1/24, (MORAL OBLG Insured)	20,000	19,752
Arizona — 1.8%
Graham County Jail District Revenue, Callable 7/1/25 at 100, 5.000%, 7/1/35	1,000,000	1,022,858
Arkansas — 0.0%
Arkansas Development Finance Authority Revenue, OID, Refunding, Callable 01/30/23 at 100, 2.625%, 6/1/24	20,000	19,935
California — 2.0%
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 6/1/28 at 100, 5.000%, 6/1/48	1,115,000	1,159,229
Colorado — 3.3%
Boulder Valley School District No Re-2 Boulder GO, Callable 06/01/25 at 100, 5.000%, 12/1/38, (ST AID WITHHLDG Insured)	785,000	816,876
Colorado School of Mines Revenue, Series A, Callable 12/1/27 at 100, 5.000%, 12/1/42	505,000	535,114
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
Park Creek Metropolitan District Revenue, Series A, Senior Series, Callable 12/01/25 at 100, 5.000%, 12/1/34	$255,000	$ 265,438
Town of Breckenridge, Callable 12/1/32 at 100, 5.000%, 12/1/42	300,000	321,519
		1,938,947
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 7/1/25 at 100, 5.000%, 7/1/45	500,000	503,144
District of Columbia — 0.4%
District of Columbia GO, Series A, Callable 06/01/25 at 100, 5.000%, 6/1/38	30,000	31,134
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/1/29 at 100, 5.000%, 10/1/44	75,000	80,132
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 7/15/30 at 100, 5.000%, 7/15/45	100,000	106,718
		217,984
Florida — 5.2%
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.000%, 12/1/35	1,015,000	1,086,002
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.750%, 10/1/28	250,000	249,532
Lakewood Ranch Stewardship District, Refunding, 5.000%, 5/1/25, (AGM Insured)	250,000	259,206

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Miami-Dade County Educational Facilities Authority Revenue, Series A, Refunding, Callable 4/1/25 at 100, 5.000%, 4/1/45	$100,000	$ 101,775
Miami-Dade Transit System County Revenue, Refunding, Callable 07/01/26 at 100, 5.000%, 7/1/27	145,000	155,426
Osceola Sales Tax Revenue County, Series A, Callable 4/1/25 at 100, 5.000%, 10/1/44	1,125,000	1,149,921
		3,001,862
Georgia — 0.4%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton/The Revenue, 5.000%, 3/1/24	250,000	255,694
Illinois — 4.5%
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 1/1/27 at 100, 5.000%, 1/1/47	100,000	101,647
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.000%, 11/1/33, (AGM Insured)	350,000	372,280
Cook County School District No 122 Ridgeland GO, Refunding, 3.000%, 12/1/23	15,000	15,005
Illinois Finance Authority Revenue, Series A, Callable 8/15/32 at 100, 5.000%, 8/15/52	600,000	616,371
Macon County School District No 61 Decatur GO, 4.000%, 12/1/28, (AGM Insured)	570,000	588,830
Western Illinois University Revenue, Refunding, 4.000%, 4/1/28, (BAM Insured)	875,000	899,525
		2,593,658
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Indiana — 1.7%
Attica Multi-School Building Corp. Revenue, 5.000%, 7/15/28, (ST INTERCEPT Insured)	$150,000	$ 165,630
Indiana Finance Authority Revenue, Series A, Refunding, Callable 08/01/25 at 100, 5.000%, 2/1/31	305,000	318,764
Indiana Municipal Power Agency Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.000%, 1/1/32	50,000	51,720
Whitestown Redevelopment Authority Revenue, Series B, Refunding, 4.000%, 8/1/27	410,000	429,009
		965,123
Iowa — 2.7%
Iowa City Community School District Infrastructure Sales Services & Use Tax Revenue, Callable 06/01/23 at 100, 3.500%, 6/1/28	850,000	846,571
Iowa Finance Authority Revenue, Series A, Refunding, 1.150%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	209,490
Iowa Finance Authority Revenue, Series C, Callable 02/15/24 at 100, 5.000%, 2/15/32	500,000	506,989
		1,563,050
Kansas — 0.9%
Topeka GO, Refunding, Callable 01/30/23 at 100, 2.000%, 8/15/24	25,000	24,543
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.000%, 9/1/33	500,000	522,965
		547,508

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Kentucky — 0.2%
Kentucky Association of Counties Revenue, Series C, 5.000%, 2/1/28	$110,000	$ 120,268
Kentucky Turnpike Authority Revenue, Series B, Refunding, 5.000%, 7/1/23	10,000	10,096
		130,364
Massachusetts — 2.0%
Commonwealth of Massachusetts GO, Callable 7/1/30 at 100, 5.000%, 7/1/45	100,000	107,427
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.000%, 11/15/46	1,000,000	1,037,610
		1,145,037
Michigan — 2.6%
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/01/24 at 100, 5.000%, 7/1/33	1,350,000	1,381,631
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.000%, 12/1/41	100,000	104,435
Warren GO, Refunding, Callable 01/30/23 at 100, 3.000%, 10/1/23	15,000	15,001
		1,501,067
Minnesota — 0.5%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.000%, 2/1/30, (SD CRED PROG Insured)	150,000	139,079
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Minnesota — (Continued)
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.000%, 11/15/26	$100,000	$ 104,758
Minnesota Higher Education Facilities Authority Revenue, Series K, 5.000%, 3/1/24	15,000	15,261
		259,098
Missouri — 2.6%
Health & Educational Facilities Authority of the State of Missouri Revenue, Series A, Refunding, 5.000%, 2/15/24	20,000	20,378
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.000%, 4/1/27	40,000	41,196
Marion & Ralls Counties School District No 60 Hannibal GO, Callable 3/1/24 at 100, 5.000%, 3/1/39, (ST AID DIR DEP Insured)	305,000	310,618
Missouri Joint Municipal Electric Utility Commission Revenue, Refunding, 5.000%, 12/1/26	15,000	16,089
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, 5.000%, 1/1/24	100,000	101,832
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 01/01/24 at 100, 5.000%, 1/1/32	925,000	937,781
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.000%, 12/1/37	100,000	102,681
		1,530,575

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Nebraska — 0.0%
Public Power Generation Agency Revenue, Refunding, 5.000%, 1/1/24	$ 20,000	$ 20,376
Nevada — 0.1%
Clark County Revenue, Callable 07/01/25 at 100, 5.000%, 7/1/35	40,000	41,675
Clark County School District GO, Series C, Refunding, 5.000%, 6/15/25	10,000	10,534
		52,209
New Jersey — 1.7%
Atlantic City GO, Series A, Refunding, Callable 3/1/27 at 100, 5.000%, 3/1/32, (BAM ST AID WITHHLDG Insured)	250,000	268,740
Garden State Preservation Trust Revenue, Series A, 5.750%, 11/1/28, (AGM Insured)	230,000	252,937
New Jersey Economic Development Authority Revenue, Series WW, OID, Callable 06/15/25 at 100, 5.000%, 6/15/35	105,000	107,549
New Jersey Turnpike Authority Revenue, Series B, Refunding, Callable 1/1/28 at 100, 5.000%, 1/1/40	330,000	346,387
		975,613
New Mexico — 1.8%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 2/1/25 at 101, 5.000%, 11/1/39(a)	1,000,000	1,025,153
New York — 1.7%
Long Island Power Authority Revenue, Series A, Refunding, Callable 09/01/24 at 100, 5.000%, 9/1/34	55,000	56,559
Metropolitan Transportation Authority Revenue, Series 1, 5.000%, 11/15/25	15,000	15,559
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
Metropolitan Transportation Authority Revenue, Series C, Callable 5/15/23 at 100, 5.000%, 11/15/42	$ 15,000	$ 14,683
Metropolitan Transportation Authority Revenue, Series C1, Refunding, 5.000%, 11/15/25	100,000	103,615
Metropolitan Transportation Authority Revenue, Series C1, Refunding, 5.000%, 11/15/26	85,000	88,886
New York City Housing Development Corp. Revenue, Series 2A, Callable 5/1/25 at 100, 3.400%, 11/1/62, (REMIC FHA 542c Insured)(a)	150,000	149,966
New York City Municipal Water Finance Authority Revenue, Refunding, Callable 06/15/24 at 100, 5.000%, 6/15/45	25,000	25,410
New York City Municipal Water Finance Authority Revenue, Series EE, Callable 06/15/23 at 100, 5.000%, 6/15/47	95,000	95,270
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Callable 2/1/25 at 100, 5.000%, 2/1/41	105,000	107,917
New York GO, Series 1, Callable 12/01/26 at 100, 5.000%, 12/1/38	100,000	105,636
New York State Housing Finance Agency Revenue, Series B, Callable 01/20/23 at 100, 0.500%, 5/1/24, (SONYMA HUD SECT 8 Insured)	70,000	67,108
New York State Housing Finance Agency Revenue, Series H, Refunding, 0.600%, 5/1/24	20,000	19,172

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York State Housing Finance Agency Revenue, Series N, Callable 01/20/23 at 100, 1.550%, 5/1/24, (SONYMA FNMA/FHLMC Insured)	$ 75,000	$ 73,289
Yonkers GO, Series E, Callable 09/01/25 at 100, 5.000%, 9/1/28, (AGM Insured)	50,000	52,582
		975,652
Ohio — 1.9%
Akron Income Tax Revenue, Refunding, Callable 12/01/29 at 100, 4.000%, 12/1/31	500,000	527,914
Louisville City School District GO, Refunding, 1.000%, 12/1/25, (SD CRED PROG Insured)	25,000	23,114
State of Ohio Revenue, Series 2016-1, Callable 06/15/26 at 100, 5.000%, 12/15/28	535,000	574,819
		1,125,847
Oklahoma — 1.0%
Cleveland County Educational Facilities Authority Revenue, OID, 2.000%, 9/1/25	20,000	19,233
Lawton GO, 4.000%, 12/1/31	235,000	254,489
Tulsa County Independent School District No 1 Tulsa GO, Series B, 2.500%, 8/1/25	305,000	302,198
		575,920
Oregon — 0.4%
State of Oregon GO, Series D, 2.050%, 12/1/24	10,000	9,847
Umatilla County School District No 8R Hermiston GO, Series B, OID, 0.000%, 6/15/23, (SCH BD GTY Insured)(a)(b)	250,000	246,375
		256,222
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — 5.5%
Allentown GO, Series A, OID, Callable 04/01/23 at 100, 3.125%, 10/1/27, (BAM Insured)	$ 5,000	$ 5,002
Commonwealth of Pennsylvania GO, Callable 10/15/23 at 100, 4.000%, 10/15/28	500,000	502,821
Lehigh County General Purpose Authority Revenue, Series A, Refunding, 4.000%, 11/1/25	150,000	152,229
North Penn Health Hospital & Education Authority Revenue, Refunding, 5.000%, 11/15/23	10,000	10,166
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.500%, 6/30/42, (AGM Insured)	700,000	743,030
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.000%, 6/30/61	500,000	528,866
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/1/32 at 100, 5.000%, 12/31/57, (AGM Insured)	500,000	498,357
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.000%, 12/1/34	100,000	105,623
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.000%, 5/1/31	615,000	651,127
		3,197,221

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
South Carolina — 2.1%
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.000%, 12/1/28	$705,000	$ 731,586
South Carolina Public Service Authority Revenue, Series E, 5.000%, 12/1/27	125,000	134,541
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 10/01/25 at 100, 2.000%, 10/1/26	355,000	336,939
		1,203,066
Tennessee — 1.6%
Greeneville Health & Educational Facilities Board Revenue, Refunding, Callable 07/01/23 at 100, 5.000%, 7/1/34	500,000	500,781
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 5/15/27 at 100, 5.000%, 5/15/42	305,000	321,070
Putnam County GO, OID, Refunding, Callable 04/01/25 at 100, 2.000%, 4/1/26	100,000	96,344
		918,195
Texas — 7.9%
Austin Community College District Public Facility Corp. Revenue, Refunding, Callable 08/01/25 at 100, 5.000%, 8/1/26	130,000	137,375
Block House Municipal Utility District GO, Refunding, Callable 01/30/23 at 100, 3.000%, 4/1/25, (BAM Insured)	25,000	25,001
Central Texas Regional Mobility Authority Revenue, Series D, Senior Series, Refunding, 5.000%, 1/1/28	550,000	591,066
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Central Texas Turnpike System Revenue, Series C, Refunding, Callable 08/15/24 at 100, 5.000%, 8/15/34	$260,000	$ 262,055
Del Rio GO, Callable 6/1/26 at 100, 5.000%, 6/1/36, (AGM Insured)	600,000	635,405
Del Rio GO, Refunding, 5.000%, 6/1/24, (AGM Insured)	15,000	15,440
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.000%, 12/1/34	100,000	105,776
East Downtown Redevelopment Authority, 5.000%, 9/1/29, (AGM Insured)	190,000	209,861
El Paso, Refunding, Callable 08/15/26 at 100, 5.000%, 8/15/28	500,000	538,353
El Paso County Hospital District GO, Callable 8/15/23 at 100, 5.000%, 8/15/43	100,000	100,470
Garland Electric Utility System Revenue, OID, Refunding, Callable 03/01/23 at 100, 2.250%, 3/1/24	5,000	4,937
Harris County Improvement District No 18 GO, OID, Callable 01/30/23 at 100, 3.000%, 9/1/25, (AGM Insured)	10,000	10,000
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 3/1/27 at 100, 1.500%, 3/1/31, (AGM Insured)	100,000	83,112
Houston Housing Finance Corp. Revenue, Callable 10/1/24 at 100, 4.000%, 10/1/25, (FHA HUD SECT 8 Insured)(a)	500,000	505,228
Kaufman County Municipal Utility District No 14 GO, Callable 03/01/25 at 100, 2.000%, 3/1/27, (BAM Insured)	40,000	37,015
Lower Colorado River Authority Revenue, OID, Refunding, Callable 05/15/25 at 100, 3.000%, 5/15/26	75,000	74,512

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Lower Colorado River Authority Revenue, Refunding, 5.000%, 5/15/23	$ 20,000	$ 20,129
Lower Colorado River Authority Revenue, Refunding, 5.000%, 5/15/23	10,000	10,064
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.000%, 5/15/41	100,000	104,555
Navasota GO, 5.500%, 11/15/30, (BAM Insured)	295,000	343,645
New Braunfels Independent School District GO, Refunding, 3.000%, 2/1/25, (PSF-GTD Insured)	10,000	10,029
North Richland Hills GO, OID, Callable 01/30/23 at 100, 2.500%, 2/15/24	10,000	9,937
North Texas Tollway Authority Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.000%, 1/1/35	40,000	41,131
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 02/15/25 at 100, 3.000%, 2/15/27	25,000	24,856
San Antonio Water System Revenue, Series A, Junior Series, Refunding, 2.000%, 5/15/25	40,000	39,004
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.000%, 9/1/35, (AGM Insured)	205,000	219,637
Sugar Land Waterworks & Sewer System Revenue, Callable 01/30/23 at 100, 3.000%, 8/15/24	45,000	44,907
Waco Educational Finance Corp. Revenue, 4.000%, 3/1/25	360,000	367,445
		4,570,945
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Vermont — 0.9%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/1/27 at 100, 5.000%, 10/1/43	$470,000	$ 493,652
Virginia — 0.0%
Virginia Resources Authority Revenue, AMT, Prerefunded, 5.000%, 11/1/23	15,000	15,255
Washington — 2.9%
King County Sewer Revenue, Callable 7/1/24 at 100, 5.000%, 1/1/47, (AGM Insured)	1,250,000	1,268,902
State of Washington GO, Series 1, Callable 08/01/25 at 100, 5.000%, 8/1/39	100,000	103,734
State of Washington GO, Series B, 5.000%, 8/1/24	10,000	10,355
State of Washington GO, Series C, Callable 02/01/30 at 100, 5.000%, 2/1/44	100,000	107,205
Washington Health Care Facilities Authority Revenue, Series A, Callable 08/15/25 at 100, 5.000%, 8/15/35	210,000	215,381
		1,705,577
Wisconsin — 3.8%
Central Brown County Water Authority Revenue, Series A, Refunding, 5.000%, 11/1/24	10,000	10,365
Kenosha County GO, Series C, 2.000%, 8/1/25	95,000	91,644
Kenosha GO, Series B, 3.000%, 9/1/23	20,000	20,001
Milwaukee GO, Series 4, Refunding, 5.000%, 4/1/28	390,000	424,722
Milwaukee Sewerage System Revenue, Series S5, Callable 06/01/23 at 100, 4.000%, 6/1/29	330,000	330,517

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Oak Creek Revenue, Series B, Callable 04/01/23 at 100, 2.000%, 4/1/24	$ 50,000	$ 49,115
Public Finance Authority Revenue, Series A, Callable 06/01/25 at 100, 5.000%, 6/1/31	1,000,000	1,027,896
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.600%, 11/1/26, (HUD SECT 8 Insured)	265,000	269,948
		2,224,208
TOTAL MUNICIPAL BONDS (Cost $39,056,480)		39,245,934
	Par Value
CORPORATE BONDS — 14.4%
Consumer Discretionary — 0.8%
Mohawk Industries, Inc., 3.625%, 5/15/30	550,000	476,441
Energy — 3.6%
Continental Resources, Inc., 3.80%, 6/1/24	500,000	487,269
Enbridge Energy LP, 7.125%, 10/1/28	1,000,000	1,045,467
Tosco Corp., 7.80%, 1/1/27	500,000	547,117
		2,079,853
Financials — 4.3%
Air Lease Corp., 3.25%, 3/1/25	500,000	474,547
Bank of America Corp., 0.523%, 6/14/24	200,000	195,302
Discover Financial Services, 6.70%, 11/29/32	500,000	511,495
Goldman Sachs Group, Inc. (The), 0.657%, 9/10/24	200,000	192,652
Jefferies Financial Group, Inc., 4.85%, 1/15/27	250,000	247,541
JPMorgan Chase & Co., 0.653%, 9/16/24	200,000	192,962
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	107,278
Morgan Stanley, 0.791%, 1/22/25	200,000	189,203
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Morgan Stanley, 4.35%, 9/8/26	$200,000	$ 194,627
Zions Bancorp, 3.25%, 10/29/29	250,000	205,360
		2,510,967
Health Care — 1.6%
Illumina, Inc., 5.80%, 12/12/25	900,000	907,911
Materials — 1.7%
Huntsman International, LLC, 4.50%, 5/1/29	1,050,000	948,277
Technology — 0.5%
Global Payments, Inc., 4.95%, 8/15/27	300,000	292,025
Utilities — 1.9%
Southwest Gas Corp., 5.80%, 12/1/27	900,000	914,470
Southwest Gas Corp., 2.20%, 6/15/30	250,000	196,686
		1,111,156
TOTAL CORPORATE BONDS (Cost $8,275,927)		8,326,630
PREFERREDS — 10.1%
Consumer Discretionary — 1.7%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,175,000	992,166
Financials — 8.4%
Bank of America Corp., 6.25%, 9/5/24	1,550,000	1,492,434
Charles Schwab Corp. (The), 4.00%, 6/1/26	950,000	825,313
Citigroup, Inc., 5.90%, 2/15/23	300,000	297,624
Citigroup, Inc., 6.25%, 8/15/26	950,000	923,875
Northern Trust Corp., 4.60%, 10/1/26	745,000	655,694
SVB Financial Group, 4.00%, 5/15/26	1,015,000	671,189
		4,866,129
TOTAL PREFERREDS (Cost $5,890,515)		5,858,295
U.S. TREASURY OBLIGATIONS — 6.0%
United States Treasury Bill, 4.699%, 11/30/23(c)	1,750,000	1,677,996

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
United States Treasury Notes,
4.25%, 10/15/25	$1,000,000	$ 1,000,156
2.75%, 8/15/32	850,000	776,953
U.S. TREASURY OBLIGATIONS (Cost $3,457,165)		3,455,105
	Number of Shares
SHORT-TERM INVESTMENT — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.190%(d)	501,828	501,828

TOTAL SHORT-TERM INVESTMENT (Cost $501,828)		501,828

TOTAL INVESTMENTS - 99.1% (Cost $57,181,915)		57,387,792
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		550,115
NET ASSETS - 100.0%		$57,937,907

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2022.
(b)	Zero coupon bond.
(c)	Rate represents annualized yield at date of purchase.
(d)	Rate disclosed is the 7-day yield at December 31, 2022.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments
December 31, 2022
(Unaudited)
A. Portfolio Valutation:
Portfolio Valuation – The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a "Fund" and together the "Funds") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
The following is a summary of the inputs used, as of December 31, 2022, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 12/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
Corporate Bonds	$13,627,652	$—	$13,627,652	$—
U.S. Treasury Obligations	11,726,615	—	11,726,615	—
Preferreds	2,992,100	—	2,992,100	—
Municipal Bonds	283,414	—	283,414	—
Short-Term Investment	715,303	715,303	—	—
Total Assets	$29,345,084	$715,303	$28,629,781	$—
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$32,487,012	$—	$32,487,012	$—
Preferreds	4,427,706	—	4,427,706	—
Corporate Bonds	4,354,387	—	4,354,387	—
U.S. Treasury Obligations	1,742,616	—	1,742,616	—
Short-Term Investment	810,969	810,969	—	—
Total Assets	$43,822,690	$810,969	$43,011,721	$—
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$39,245,934	$—	$39,245,934	$—
Corporate Bonds	8,326,630	—	8,326,630	—
Preferreds	5,858,295	—	5,858,295	—
U.S. Treasury Obligations	3,455,105	—	3,455,105	—
Short-Term Investment	501,828	501,828	—	—
Total Assets	$57,387,792	$501,828	$56,885,964	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended December 31, 2022, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.